Investments in Affiliates (Details) - Schedule of Equity Method Investments - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total investments		¥ 4,035
CNFinance [Member]
Schedule of Equity Method Investments [Line Items]
Total investments
Others [Member]
Schedule of Equity Method Investments [Line Items]
Total investments		¥ 4,035